Consolidated Statements of Operations and Comprehensive Loss - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Revenues	€ 29,331	€ 165,789	€ 63,089
Cost of sales	(7,267,618)	(3,317,039)	(532,262)
Gross profit	(7,238,287)	(3,151,250)	(469,173)
Marketing and sales expenses	(4,482,011)	(6,756,595)	(4,001,299)
Research and development expenses	(25,720,788)	(35,363,897)	(41,024,131)
General and administrative expenses	(13,475,085)	(13,024,441)	(12,628,756)
Other income	2,671,380	5,287,616	13,219,704
Other expenses	(14,629)	(297)	(4,440)
Operating result	(48,259,420)	(53,008,864)	(44,908,096)
Finance income	1,845,428	3,196,813	3,804,827
Finance expenses	(39,239)	(20,655)	(35,628)
Foreign exchange result	(4,852,203)	3,670,235	(1,841,872)
Other financial result	5,683,935	103,285	313,240
Income taxes	(12,282)	(5,217)
Loss for the period	(45,633,780)	(46,064,402)	(42,667,529)
Other comprehensive income (loss) that may be reclassified to profit or loss in subsequent periods:
Exchange differences on translation of foreign currency	(269,131)	58,344	125,085
TOTAL COMPREHENSIVE LOSS	€ (45,902,911)	€ (46,006,058)	€ (42,542,444)
Share information
Weighted average number of shares outstanding (in Shares)	67,288,321	58,919,958	54,940,137
Loss per share (basic) (in Euro per share)	€ (0.68)	€ (0.78)	€ (0.78)
Loss per share (diluted) (in Euro per share)	€ (0.68)	€ (0.78)	€ (0.78)